Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information

Our reportable segments are the same as our operating segments, which also correspond with our management organizational structure. To reflect how we manage our businesses and in conjunction with the change in executive officer leadership, our management organizational structure and all related internal reporting changed effective January 1, 2020. As a result, our segment reporting has changed to reflect the new structure. This segment change was retrospectively applied to all prior periods presented.
The new Bedding Products segment consists of the former Residential Products and Industrial Products segments, plus the Consumer Products Group (which is renamed the Adjustable Bed business unit), minus the Fabric & Flooring Products Group (which is renamed the Flooring & Textile Products Group).
The new Furniture, Flooring & Textile Products segment consists of the former Furniture Products segment, plus the Fabric & Flooring Products Group (which is renamed the Flooring & Textile Products Group) minus the Consumer Products Group (which is renamed the Adjustable Bed business unit).
Our Specialized Products segment was not changed.

We have three operating segments that supply a wide range of products:

•Bedding Products: This segment supplies a variety of components and machinery used by bedding manufacturers in the production and assembly of their finished products, as well as produces private label finished mattresses for bedding brands and adjustable bed bases. This segment is also backwardly integrated into the production and supply of specialty foam chemicals, steel rod, and drawn steel wire to our own operations and to external customers. Our trade customers for wire make mechanical springs and many other end products.
•Specialized Products: From this segment, we supply lumbar support systems, seat suspension systems, motors and actuators, and control cables used by automotive manufacturers. We also produce and distribute tubing and tube assemblies for the aerospace industry and engineered hydraulic cylinders used in the material-handling and construction industries.
•Furniture, Flooring & Textile Products: Operations in this segment supply a wide range of components for residential and work furniture manufacturers, as well as select lines of private label finished furniture. We also produce or distribute carpet cushion, hard surface flooring underlayment, and textile and geo components.

Each reportable segment has an executive vice president who has accountability to, and maintains regular contact with, our chief executive officer, who is the chief operating decision maker (CODM). The operating results and financial information reported through the segment structure are regularly reviewed and used by the CODM to evaluate segment performance, allocate overall resources, and determine management incentive compensation.
The accounting principles used in the preparation of the segment information are the same as those used for the consolidated financial statements. We evaluate performance based on Earnings Before Interest and Taxes (EBIT). Intersegment sales are made primarily at prices that approximate market-based selling prices. Centrally incurred costs are allocated to the segments based on estimates of services used by the segment. Certain of our general and administrative costs and miscellaneous corporate income and expenses are allocated to the segments based on sales or other appropriate metrics. These allocated corporate costs include depreciation and other costs and income related to assets that are not allocated or otherwise included in the segment assets.

As of January 1, 2021, we changed our method for valuing certain inventories (primarily domestic steel-related inventories) to the FIFO cost method from the LIFO cost method. The effects of this change have been retrospectively applied to all periods presented. See Note A for additional information.

A summary of segment results for the periods presented are as follows:

	Year Ended December 31
	Trade [1] Sales	Inter- Segment Sales	Total Segment Sales	EBIT	Depreciation and Amortization
2020
Bedding Products	$2,039.3	$32.2	$2,071.5	$192.4	$106.7
Specialized Products [2]	891.2	2.8	894.0	92.0	44.3
Furniture, Flooring & Textile Products	1,349.7	13.8	1,363.5	126.5	25.5
Intersegment eliminations and other [3,4]				(3.4)	12.9
	$4,280.2	$48.8	$4,329.0	$407.5	$189.4
2019
Bedding Products	$2,254.3	$41.3	$2,295.6	$214.9	$107.3
Specialized Products	1,066.8	3.2	1,070.0	169.9	41.8
Furniture, Flooring & Textile Products	1,431.4	16.0	1,447.4	102.3	25.7
Intersegment eliminations and other [3]				(.3)	17.1
	$4,752.5	$60.5	$4,813.0	$486.8	$191.9
2018
Bedding Products	$1,795.3	$46.6	$1,841.9	$171.4	$47.3
Specialized Products	1,056.3	2.7	1,059.0	189.5	39.0
Furniture, Flooring & Textile Products	1,417.9	18.1	1,436.0	99.9	27.0
Intersegment eliminations and other [3]				(.5)	22.8
	$4,269.5	$67.4	$4,336.9	$460.3	$136.1

[1] See Note B for revenue by product family.
[2] 2020 EBIT: Includes $25.4 of goodwill impairment for the Hydraulic Cylinders unit as discussed in Note C.
[3] Depreciation and amortization: Other relates to non-operating assets (assets not included in segment assets) and is allocated to segment EBIT as discussed above.
[4] 2020 EBIT: Other includes a $3.5 charge to write off stock associated with a prior year divestiture that filed bankruptcy in 2020.
Average assets for our segments are shown in the table below and reflect the basis for return measures used by management to evaluate segment performance. These segment totals include working capital (all current assets and current liabilities) plus net property, plant and equipment. Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets
2020
Bedding Products	$739.0	$27.1	$—
Specialized Products	299.5	13.2	—
Furniture, Flooring & Textile Products	348.6	7.9	—
Average current liabilities included in segment numbers above	665.0	—	—
Unallocated assets and other	2,759.1	18.0	—
Difference between average assets and year-end balance sheet	(11.2)	—	—
	$4,800.0	$66.2	$—
2019
Bedding Products	$829.6	$65.4	$1,279.8
Specialized Products	346.4	29.3	.2
Furniture, Flooring & Textile Products	383.2	13.7	17.4
Average current liabilities included in segment numbers above	735.3	—	—
Unallocated assets and other	2,689.7	34.7	—
Difference between average assets and year-end balance sheet	(128.8)	—	—
	$4,855.4	$143.1	$1,297.4
2018
Bedding Products	$696.4	$58.2	$—
Specialized Products	342.5	45.0	79.4
Furniture, Flooring & Textile Products	366.5	19.1	6.0
Average current liabilities included in segment numbers above	651.9	—	—
Unallocated assets and other	1,343.6	37.3	—
Difference between average assets and year-end balance sheet	46.7	—	—
	$3,447.6	$159.6	$85.4
Trade sales and tangible long-lived assets are presented below, based on the geography of manufacture.

	Year Ended December 31
	2020	2019	2018
Trade sales
Foreign sales
Europe	$420.9	$508.5	$525.6
China	441.7	449.9	494.7
Canada	261.5	312.8	286.8
Mexico	215.4	256.0	186.1
Other	94.7	92.6	94.8
Total foreign sales	1,434.2	1,619.8	1,588.0
United States	2,846.0	3,132.7	2,681.5
Total trade sales	$4,280.2	$4,752.5	$4,269.5

Tangible long-lived assets
Foreign tangible long-lived assets
Europe	$155.0	$160.2	$167.6
China	45.4	51.6	55.5
Canada	30.2	36.4	38.0
Mexico	8.8	10.1	10.1
Other	11.1	14.7	16.0
Total foreign tangible long-lived assets	250.5	273.0	287.2
United States	534.3	557.8	441.3
Total tangible long-lived assets	$784.8	$830.8	$728.5